Fair Value Measurements (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Fair Value Measurements (Details) [Line Items]
Warrants shares	1
Warrants description	Each warrant entitles the holder to purchase one Company Ordinary Share at a price of $11.50 per share, subject to adjustments.
Warrants, term	5 years
Ordinary shares exceeds per share | $ / shares	$ 18
Public warrants shares	500
Total exercised amount | $	$ 5
Dividend yield, percentage	0.00%
Restricted sponsor shares, description	7,500,000 Ordinary Shares issued to TWC Tech Holdings II, LLC, out of a total of 13,500,000 shares, are Restricted Sponsor Shares and will vest in 3 tranches of 3,000,000, 3,000,000 and 1,500,000, upon achievement of the triggering events (as defined in the business combination agreement); if at any time during the Price Adjustment Period the price of Ordinary Shares will be greater than or equal to $12.50, $15.00 and $30.00, respectively, over any twenty trading days within any thirty trading day period. In the event of a post-Closing change of control transaction involving the Company, any Restricted Sponsor Shares not previously vested will vest and will be entitled to participate in the change of control transaction.
Expiration, term	7 years
Ordinary shares and vested RSUs description	Holders of the Ordinary Shares and vested RSUs, in each case as of immediately prior to the Effective Time, are eligible to receive up to 15,000,000 Ordinary Shares that will vest in 3 tranches of 5,000,000 upon achievement of the triggering events (if at any time during the Price Adjustment Period the price of Ordinary Shares will be greater than or equal to $12.50, $15.00 and $17.50, respectively, over any 20 trading-days within any 30 trading-day period.) or upon a Change of Control (as defined in business combination agreement) before the five (5) year anniversary of the Closing Date; The probability of such event was considered by the Company.
Public Warrants [Member]
Fair Value Measurements (Details) [Line Items]
Warrants shares	20,000,000
Warrants per share | $ / shares	$ 0.01
Private Warrants [Warrant]
Fair Value Measurements (Details) [Line Items]
Warrants shares	9,666,667